SCHEDULE OF CHANGES IN DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Platform Operator, Crypto-Asset [Line Items]
Derivative liability as of December 31, 2021			$ 0
Change in derivative liabilities recognized as loss on derivative				$ (57,883)	$ (57,883)	$ (614,658)
Derivative liability as of December 31, 2022					0
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto-Asset [Line Items]
Derivative liability as of December 31, 2021
Addition of new derivatives recognized as debt discounts						390,000
Addition of new derivatives recognized as day-one loss					57,883	559,939
Derivative liabilities settled upon conversion of convertible note					(57,883)	(1,004,658)
Change in derivative liabilities recognized as loss on derivative						54,719
Derivative liability as of December 31, 2022